Equity Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Equity [Abstract]
Equity Transactions

10. EQUITY TRANSACTIONS

Common Stock

On June 21, 2013, the Company issued 11,055,338 shares for services and recorded compensation for fair value of $4,864,349.

On September 25, 2013, the Company issued 1,330,430 shares to settle $175,764 accrued liabilities. These shares were valued at their fair value of $838,171 and the Company recorded a loss on settlement of debt of $662,407.

On September 25, 2013, the Company also issued 17,819,004 shares to settle the entire 7.5% Angel Notes, 15% Angel Notes and the $320,000 notes payable issued to acquire intangible asset and issued 38,051,706 shares for the conversion of notes payable and convertible notes payable to related parties. The 17,819,004 shares were valued at their fair value of $11,225,973 and the Company recorded a $7,764,755 loss on settlement of debt.

During the nine months ended December 31, 2012, the Company issued 5,229 shares to purchase certain equipment, recorded at their par value of $20, and issued 632,505 shares for services, recorded at their fair value of $2,419.

Warrants

In July 2013, the Company issued warrants to purchase 440,000 shares of the Company’s common stock for consulting services. These warrants are valued using the Black-Scholes Model at $148,568, exercisable at $0.10 per share and expire on July 13, 2015.

In July 2013, the Company also issued warrants to purchase 3,313,336 shares of the Company’s common stock to settle $1,767,649 accrued compensation to current and former employees. These warrants are valued using the Black-Scholes Model at $1,002,875, exercisable at $0.60 per share and have a life of 3 years. The Company recorded a $764,774 gain on settlement of debt related to the issuance.

The fair value of the warrants was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.64%; (2) expected life of 2~3 years; (3) expected volatility of 156.74% and (4) zero expected dividends.

9. EQUITY TRANSACTIONS

Common Stock

The Company has 350,000,000 authorized common shares.

On July 19, 2012, the Company's stockholders approved a reverse split of the Company's issued and outstanding shares of common stock, par value $0.0001, at a ratio of 10:1, such that every 10 shares of common stock became 1 share of common stock, without amending the Company's total number of authorized common shares. All share numbers or per share information presented give effect to the reverse stock split.

During the year ended March 31, 2012, the Company issued 266,667 common shares for cash of $267.

During the year ended March 31, 2013, the Company issued 20,000 shares to purchase certain equipment, recorded at their par value of $20, and issued 2,419,333 shares for services, recorded at their fair value of $2,419.

Series A Preferred Stock

The Company has 53,000,000 authorized preferred shares. The shares are entitled to dividend declared by the Company’s board of directors on an as-if converted to common stock basis.

Each Series A Preferred share is convertible into 1 share of the Company’s common stock. Holders of the Series A Preferred shares are entitled to vote on all matters subject to a vote of holders of common stock. Each share of Series A Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which the Series A Preferred stock could be converted.

Series A Preferred shares have a liquidation preference of $1 each, plus any declared but unpaid dividends in the event of a dissolution, liquidation or winding up of the Company.

During the year ended March 31, 2012, the Company issued 693,000 shares of Series A Preferred shares for cash of $693,000.